SCHEDULE OF RIGHT OF USE ASSETS (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Right-of-use Assets Net
At cost	$ 2,904	$ 1,659
Right-of-use assets, gross	2,904	1,659
Less: Accumulated amortization	(739)	(1,002)
Right-of-use assets, net	$ 2,165	$ 657